Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Inventory Disclosure [Line Items]
Raw materials	$ 12,026	$ 7,233
Work-in-progress	19,417	7,752
Finished goods	13,908	2,292
Total	$ 45,351	$ 17,277